Description of Organization and Business Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Description of Organization and Business Operations [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Organization and General:

HNR Acquisition Corp (the “Company”) was incorporated in Delaware on December 9, 2020. The Company is a blank check company formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, or the “Securities Act,” as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).

As of June 30, 2023, the Company had not commenced any operations. All activity for the period from December 9, 2020 (inception) through June 30, 2023 relates to the Company’s formation and the initial public offering (“Initial Public Offering” or “IPO”) described below, and, after our Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after completion of the Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its year end.

Sponsor and Financing:

The registration statement for the Company’s IPO was declared effective on February 10, 2022 (the “Effective Date”). On February 15, 2022, the Company consummated the IPO of 7,500,000 units (the “Units” and, with respect to the common stock included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating proceeds of $75,000,000, which is described in Note 3. Additionally, the underwriter fully exercised its option to purchase 1,125,000 additional Units, for which the Company received cash proceeds of $11,250,000. Simultaneously with the closing of the IPO, the Company consummated the sale of 505,000 units (the “Private Placement Units”) at a price of $10.00 per unit generating proceeds of $5,050,000 in a private placement to HNRAC Sponsors, LLC, the Company’s sponsor (the “Sponsor”) and EF Hutton (formerly Kingswood Capital Markets) (“EF Hutton”) that is described in Note 4 (“Related Party Transactions — Private Placement Units”). The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the Private Placement Units, although substantially all of the net proceeds are intended to be generally applied toward consummating the Business Combination.

Transaction costs amounted to $4,793,698, comprised of $1,725,000 of underwriting discount, $2,587,500 of deferred underwriting fee, and $481,198 of other offering costs. In addition, $1,368,050 of cash from the IPO was held outside of the Trust Account (as defined below) and is available for working capital purposes.

The Trust Account:

Funds from the Initial Public Offering were placed in a trust account (the “Trust Account”). The Trust Account shall invest only in U.S. government treasury bills with a maturity of one hundred eighty (180) days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940 which invest only in direct U.S. government obligations. Funds will remain in the Trust Account until the earlier of (i) the consummation of the Business Combination or (ii) the distribution of the Trust Account as described below. The remaining proceeds outside the Trust Account may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses.

The Company’s amended and restated certificate of incorporation provides that, other than the withdrawal of interest to pay taxes, none of the funds held in the Trust Account will be released until the earlier of: (i) the completion of the Business Combination; (ii) the redemption of any public shares properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if it does not complete its initial business combination within 12 months (or within 18 months if we extend the period of time to consummate a business combination, as described in more detail in the prospectus) from the closing of the Initial Public Offering (the “Combination Period”) or (B) with respect to any other provision relating to stockholders’ rights or pre-business combination activity; or (iii) the redemption of 100% of the shares of common stock previously included in the Units sold in the Initial Public Offering if the Company is unable to complete a Business Combination within 12 months from the closing of the Initial Public Offering (subject to the requirements of law).

Business Combination:

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering, although substantially all of the net proceeds of the Initial Public Offering are intended to be generally applied toward consummating a Business Combination with (or acquisition of) a Target Business. As used herein, “Target Business” means one or more target businesses that together have an aggregate fair market value equal to at least 80% of the value of the assets held in the trust account (excluding taxes payable on the interest earned on the trust account) at the time of the signing of a definitive agreement in connection with the Business Combination. Furthermore, there is no assurance that the Company will be able to successfully effect a Business Combination.

The Company, after signing a definitive agreement for a Business Combination, will either (i) seek stockholder approval of the Business Combination at a meeting called for such purpose in connection with which stockholders holding common stock may seek to redeem their shares, regardless of whether they vote for or against the Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest but less taxes payable, or (ii) provide stockholders holding common stock with the opportunity to sell their shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to commencement of the tender offer, including interest but less taxes payable. As a result, shares of common stock will be recorded at their redemption amount and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity.”

The decision as to whether the Company will seek stockholder approval of the Business Combination or will allow stockholders to sell their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval unless a vote is required by law or under the NYSE American rules. If the Company seeks stockholder approval, it will complete its Business Combination only if a majority of the outstanding shares of common stock voted are voted in favor of the Business Combination. However, in no event will the Company redeem its public shares of common stock in an amount that would cause its net tangible assets to be less than $5,000,001 upon consummation of the Business Combination. In such case, the Company would not proceed with the redemption of its public shares of common stock and the related Business Combination, and instead may search for an alternate Business Combination.

At June 30, 2023, the Company had $813,177 in cash and a working capital deficit of $1,699,274, which excludes franchise and income taxes payable as the net amounts can be paid from the interest earned in the Trust Account. The Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. On February 5, 2023, the Company received notice from the Sponsor of its intention to extend the Combination period by three months until May 15, 2023. On February 8, 2023 in accordance with the Company’s then-effective amended and restated certificate of incorporation, the Sponsor’s designee deposited $862,500 into the Company’s trust account in connection with the extension. On May 11, 2023, the stockholders of the Company approved, and the Company filed with the Secretary of State of Delaware, an amendment to the Company’s certificate of incorporation to extend the date by which the Company must consummate its initial Business Combination from May 15, 2023 by up to six (6) one-month extensions to November 15, 2023, provided that the Sponsor deposits into the Trust Account the lesser of (x) $120,000, or (y) $0.04 per share for each public share of common stock outstanding as of the applicable deadline for each such one-month extension until November 15, 2023, unless the closing of the Company’s initial Business Combination shall have occurred, in exchange for a non-interest bearing, unsecured promissory note payable upon consummation of the initial Business Combination. On May 11, 2023, the Sponsor’s designee deposited $120,000 into the Trust Account, extending the date by which the Company must consummate its initial Business Combination to June 15, 2023. On June 9, 2023, the Sponsor’s designee deposited $120,000 into the Trust Account, extending the date by which the Company must consummate its initial Business Combination to July 15, 2023. On July 11, 2023, the Sponsor’s designee deposited $120,000 into the Trust Account, extending the date by which the Company must consummate its initial Business Combination to August 15, 2023. On August 7, 2023, the Sponsor’s designee deposited $120,000 into the Trust Account, extending the date by which the Company must consummate its initial Business Combination to September 15, 2023. On September 11, 2023, the Sponsor’s designee deposited $120,000 into the Trust Account, extending the date by which the Company must consummate its initial Business Combination to October 15, 2023. In the event the Company does not complete a Business Combination by October 15, 2023, or within an additional one month from that date if the available extensions are exercised, the Company is required to redeem the public shares sold in the Initial Public Offering. Additionally, the Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. There is no assurance that the Company’s plans to consummate a Business Combination will be successful within the Combination Period. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

On May 11, 2023 in connection with the stockholder vote for the amendment to the Company’s certificate of incorporation, a total of 4,115,597 Public Shares for an aggregate redemption amount of $43,318,207 were redeemed from the Trust Account by the stockholders of the Company. The Company also withdrew a total of $711,204 from the Trust Account to pay franchise and federal income taxes.

In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the Initial Public Offering price per Unit in the Initial Public Offering.

In order to protect the amounts held in the trust account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the trust account to below (i) $10.00 per public share or (ii) such lesser amount per public share held in the trust account as of the date of the liquidation of the trust account, due to reductions in value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the trust account and except as to any claims under our indemnity of the underwriters of this offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to have all third parties, including, but not limited to, all vendors, service providers (excluding its independent registered public accounting firm), prospective target businesses and other entities with which the Company does business execute agreements with the Company waiving any right, title, interest or claims of any kind in or to any monies held in the Trust Account for the benefit of the Public Stockholders.

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The unaudited condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases (including redemptions) of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its stockholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.

Excise Tax Liability

On May 11, 2023, in connection with the stockholder vote for the amendment to the Company’s certificate of incorporation, a total of 4,115,597 Public Shares for an aggregate redemption amount of $43,318,207 were redeemed from the Trust Account by the stockholders of the Company. As a result of the redemption of common stock on May 11, 2023, the Company recognized an estimated liability for the excise tax of $436,665 on the Company’s condensed balance sheet pursuant to the 1% excise tax under the IR Act. The liability does not impact the condensed statements of operations and is offset against additional paid-in capital or accumulated deficit if additional paid-in capital is not available. This excise tax liability can be offset by future share issuances within the same fiscal year which will be evaluated and adjusted in the period in which the issuances occur. Should the Company liquidate prior to December 31, 2023, the excise tax liability will not be due. The Company will not use funds in trust in connection with the payment of any excise tax liabilities imposed by the Inflation Reduction Act of 2022.

Going Concern Considerations

At June 30, 2023, the Company had $813,177 in cash and a working capital deficit of $1,699,274, which excludes franchise and income taxes payable as the net amounts can be paid from the interest earned in the Trust Account. The Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. On February 5, 2023, the Company received notice from the Sponsor of its intention to extend the Combination period by three months until May 15, 2023. On February 8, 2023 in accordance with the Company’s then-effective amended and restated certificate of incorporation, the Sponsor’s designee deposited $862,500 into the Company’s trust account in connection with the extension. On May 11, 2023, the stockholders of the Company approved, and the Company filed with the Secretary of State of Delaware, an amendment to the Company’s certificate of incorporation to extend the date by which the Company must consummate its initial Business Combination from May 15, 2023 by up to six (6) one-month extensions to November 15, 2023, provided that the Sponsor deposits into the Trust Account the lesser of (x) $120,000, or (y) $0.04 per share for each public share of common stock outstanding as of the applicable deadline for each such one-month extension until November 15, 2023, unless the closing of the Company’s initial Business Combination shall have occurred, in exchange for a non-interest bearing, unsecured promissory note payable upon consummation of the initial Business Combination. On May 11, 2023, the Sponsor’s designee deposited $120,000 into the Trust Account, extending the date by which the Company must consummate its initial Business Combination to June 15, 2023. On June 9, 2023, the Sponsor’s designee deposited $120,000 into the Trust Account, extending the date by which the Company must consummate its initial Business Combination to July 15, 2023. On July 11, 2023, the Sponsor’s designee deposited $120,000 into the Trust Account, extending the date by which the Company must consummate its initial Business Combination to August 15, 2023. On August 7, 2023, the Sponsor’s designee deposited $120,000 into the Trust Account, extending the date by which the Company must consummate its initial Business Combination to September 15, 2023. On September 11, 2023, the Sponsor’s designee deposited $120,000 into the Trust Account, extending the date by which the Company must consummate its initial Business Combination to October 15, 2023. In the event the Company does not complete a Business Combination by October 15, 2023, or within an additional one month from that date if the available extensions are exercised, the Company is required to redeem the public shares sold in the Initial Public Offering. Additionally, the Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. There is no assurance that the Company’s plans to consummate a Business Combination will be successful within the Combination Period. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Organization and General:

HNR Acquisition Corp (the “Company”) was incorporated in Delaware on December 9, 2020. The Company is a blank check company formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, or the “Securities Act,” as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).

As of December 31, 2022, the Company had not commenced any operations. All activity for the period from December 9, 2020 (inception) through December 31, 2022 relates to the Company’s formation and the initial public offering (“Initial Public Offering” or “IPO”) described below, and, after our Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after completion of the Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its year end.

Sponsor and Financing:

The registration statement for the Company’s IPO was declared effective on February 10, 2022 (the “Effective Date”). On February 15, 2022, the Company consummated the IPO of 7,500,000 units (the “Units” and, with respect to the common stock included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating proceeds of $75,000,000, which is described in Note 3. Additionally, the underwriter fully exercised its option to purchase 1,125,000 additional Units, for which the Company received cash proceeds of $11,250,000. Simultaneously with the closing of the IPO, the Company consummated the sale of 505,000 units (the “Private Placement Units”) at a price of $10.00 per unit generating proceeds of $5,050,000 in a private placement to HNRAC Sponsors, LLC, the Company’s sponsor (the “Sponsor”) and EF Hutton (formerly Kingswood Capital Markets) (“EF Hutton”) that is described in Note 4 (“Related Party Transactions - Private Placement Units”). The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the Private Placement Units, although substantially all of the net proceeds are intended to be generally applied toward consummating the Business Combination.

Transaction costs amounted to $4,793,698, comprised of $1,725,000 of underwriting discount, $2,587,500 of deferred underwriting fee, and $481,198 of other offering costs. In addition, $1,368,050 of cash from the IPO was held outside of the Trust Account (as defined below) and is available for working capital purposes.

The Trust Account:

Funds from the Initial Public Offering were placed in a trust account (the “Trust Account”). The Trust Account shall invest only in U.S. government treasury bills with a maturity of one hundred eighty (180) days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940 which invest only in direct U.S. government obligations. Funds will remain in the Trust Account until the earlier of (i) the consummation of the Business Combination or (ii) the distribution of the Trust Account as described below. The remaining proceeds outside the Trust Account may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses.

The Company’s amended and restated certificate of incorporation provides that, other than the withdrawal of interest to pay taxes, none of the funds held in the Trust Account will be released until the earlier of: (i) the completion of the Business Combination; (ii) the redemption of any public shares properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if it does not complete its initial business combination within 15 months (or within 18 months if we further extend the period of time to consummate a business combination, as described in more detail in the prospectus) from the closing of the Initial Public Offering (the “Combination Period”) or (B) with respect to any other provision relating to stockholders’ rights or pre-business combination activity; or (iii) the redemption of 100% of the shares of common stock previously included in the Units sold in the Initial Public Offering if the Company is unable to complete a Business Combination within 15 months from the closing of the Initial Public Offering (subject to the requirements of law).

Business Combination:

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering, although substantially all of the net proceeds of the Initial Public Offering are intended to be generally applied toward consummating a Business Combination with (or acquisition of) a Target Business. As used herein, “Target Business” means one or more target businesses that together have an aggregate fair market value equal to at least 80% of the value of the assets held in the trust account (excluding taxes payable on the interest earned on the trust account) at the time of the signing of a definitive agreement in connection with the Business Combination. Furthermore, there is no assurance that the Company will be able to successfully effect a Business Combination.

The Company, after signing a definitive agreement for a Business Combination, will either (i) seek stockholder approval of the Business Combination at a meeting called for such purpose in connection with which stockholders holding common stock may seek to redeem their shares, regardless of whether they vote for or against the Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest but less taxes payable, or (ii) provide stockholders holding common stock with the opportunity to sell their shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to commencement of the tender offer, including interest but less taxes payable. As a result, shares of common stock will be recorded at their redemption amount and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity.”

The decision as to whether the Company will seek stockholder approval of the Business Combination or will allow stockholders to sell their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval unless a vote is required by law or under the NYSE American rules. If the Company seeks stockholder approval, it will complete its Business Combination only if a majority of the outstanding shares of common stock voted are voted in favor of the Business Combination. However, in no event will the Company redeem its public shares of common stock in an amount that would cause its net tangible assets to be less than $5,000,001 upon consummation of the Business Combination. In such case, the Company would not proceed with the redemption of its public shares of common stock and the related Business Combination, and instead may search for an alternate Business Combination.

The Company will only have 15 months (with one additional three-month extensions available to the Company in accordance with the Company’s amended and restated certificate of incorporation) from the closing date of the Initial Public Offering, February 15, 2022, to complete its initial Business Combination. See Note 9 for discussion of the first extension of this time period. If the Company does not complete a Business Combination within this period of time, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares of common stock for a per share pro rata portion of the Trust Account, including interest, but less taxes payable (less up to $100,000 of such net interest to pay dissolution expenses); and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its remaining stockholders, as part of its plan of dissolution and liquidation. The initial stockholders have entered into a letter agreement with the Company, pursuant to which they have waived their right to participate in any redemption with respect to their initial shares; however, if the initial stockholders or any of the Company’s officers, directors or affiliates acquire shares of common stock in or after the Initial Public Offering, they will be entitled to a pro rata share of the Trust Account, with respect to such public shares, upon the Company’s redemption or liquidation in the event the Company does not complete a Business Combination within the required time period.

In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the Initial Public Offering price per Unit in the Initial Public Offering.

In order to protect the amounts held in the trust account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the trust account to below (i) $10.00 per public share or (ii) such lesser amount per public share held in the trust account as of the date of the liquidation of the trust account, due to reductions in value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the trust account and except as to any claims under our indemnity of the underwriters of this offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to have all third parties, including, but not limited to, all vendors, service providers (excluding its independent registered public accounting firm), prospective target businesses and other entities with which the Company does business execute agreements with the Company waiving any right, title, interest or claims of any kind in or to any monies held in the Trust Account for the benefit of the Public Stockholders.

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The unaudited condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases (including redemptions) of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.

Going Concern Consideration

At December 31, 2022, the Company had $75,612 in cash and a working capital deficit of $788,689. The Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. On February 5, 2023, the Company received notice from the Sponsor of its intention to extend the Combination period by three months until May 15, 2023. On February 8, 2023 in accordance with the Company’s amended and restated certificate of incorporation, the Sponsor’s designee deposited $862,500 into the Company’s trust account in connection with the extension. On May 11, 2023, in accordance with the Company’s amended and restated certificate of incorporation, the Sponsor’s designee deposited $120,000 into the Company’s trust account in connection with the extension. There are five additional one-month extensions available to the Company. In the event the Company does not complete a Business Combination by June 15, 2023, or within an additional five months from that date if the available extensions are exercised, the Company is required to redeem the public shares sold in the Initial Public Offering. Additionally, the Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. There is no assurance that the Company’s plans to consummate a Business Combination will be successful within the Combination Period. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.